Consolidated Statements of Shareholders’ Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance, beginning of year at Jan. 31, 2012	$ 90,924	$ 452,424	$ (63)	$ (323,532)
Common shares
Stock options and share units exercised	1,548
Stock-based compensation expense (Note 15)		1,278
Stock options and share units exercised		(348)
Settlement of stock options (Note 15)		(2,021)
Stock option income tax benefits		101
Foreign currency translation adjustments, net of income taxes			1,932		1,932
Net income				15,996	15,996
Balance, end of year at Jan. 31, 2013	92,472	451,434	1,869	(307,536)	238,239
Common shares
Stock options and share units exercised	5,307
Stock-based compensation expense (Note 15)		2,523
Stock options and share units exercised		(1,525)
Settlement of stock options (Note 15)		(1,510)
Stock option income tax benefits		472
Foreign currency translation adjustments, net of income taxes			(2,958)		(2,958)
Net income				9,612	9,612
Balance, end of year at Jan. 31, 2014	97,779	451,394	(1,089)	(297,924)	250,160
Common shares
Stock options and share units exercised	2,626
Issuance of common shares, net of issuance costs (Note 13)	142,052
Acquisitions (Note 3)	5,382
Stock-based compensation expense (Note 15)		1,543
Stock options and share units exercised		(1,670)
Settlement of stock options (Note 15)		(733)
Stock option income tax benefits		89
Foreign currency translation adjustments, net of income taxes			(24,123)		(24,123)
Net income				15,059	15,059
Balance, end of year at Jan. 31, 2015	$ 247,839	$ 450,623	$ (25,212)	$ (282,865)	$ 390,385